UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment           [     ]; Amendment Number:
This Amendment (Check only one.): [     ] is a restatement.

                               [     ] adds new holdings entries.



Institutional Investment Manager Filing this Report:

Name:	Capital Management Associates
Address:	140 Broadway
		44th Floor
		New York, NY  10005

13F File Number:

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained hereinis true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integralparts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name 	Joseph A. Zock
Title:	President
Phone:	212-320-2000

Signature, Place, and Date of Signing:



Joseph A. Zock, New York, New York, February 10, 2003

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[  ]	13F NOTICE.
[  ]	13F COMBINATION REPORT.


List of Other Mangers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



FORM 13F SUMMARY PAGE





Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:



List of Other Included Mangers:

      No. 13F File Number	Name


Capital Management Associates FORM 13F 31-Dec-02
Voting Authority Value Shares/ Sh/Put/InvstmOther
Name of Issuer TitleofcCUSIP(x$1000Prn Amt PrnCallDscretManagers
Sole SharedNone
ALBERTSON'S INCCOM 013104104 5103 229250SH Sole 229250 APACHE CORP. COM 037411105 8054 141315SHSole 141315 BRINKER INTERNATIONAL INC
COM 109641100 7060 218925SH Sole 218925 CENDANT CORP
COM 151313103 4866 464310SH Sole 464310 CIRCUIT CITY STORES
COM 172737108 3937 530600SH Sole 530600 CNF INC
COM 12612w104 4570 137500SH Sole 137500 COMMUNITY HEALTH SYSTEMS INC COM 203668108 2566 124600SH Sole 124600 COMPASS BANCSHARES INC
COM 20449h109 5993 191650SH Sole 191650 CONAGRA INC
COM 205887102 7701 307900SH Sole 307900 COOPER CAMERON CORP
COM 216640102 5894 118300SH Sole 118300 DEERE & CO
COM 244199105 5680 123880SH Sole 123880 DIAL CORP.
COM 25247D101 6281 308350SH Sole 308350 ENSCO INTERNATIONAL INC
COM 26874Q100 5495 186600SH Sole 186600 FLEXTRONICS INTL LTD
COM Y2573F102 4677 571100SH Sole 571100 FLOWERS FOODS INC.
COM 343498101 15667 1191261SH Sole 1191261 IVAX CORP
COM 465823102 7132 587975SH Sole 587975 JC PENNY INC.
COM 708160106 5810 252500SH Sole 252500 KLA-TENCOR CORP
COM 482480100 4909 138800SH Sole 138800 LINCOLN NATIONAL CORP
COM 534187109 5162 163450SH Sole 163450 MCCORMICK & CO
COM 579780206 6048 260700SH Sole 260700 NABORS INDUSTRIES LTD.
COM G6359F103 5035 142750SH Sole 142750 OFFICE DEPOT
COM 676220106 5548 375850SH Sole 375850 OXFORD HEALTH PLANS INC
COM 691471106 4491 123200SH Sole 123200 PARKER HANNIFIN CORP
COM 701094104 6449 139800SH Sole 139800 SARA LEE CORP
COM 803111103 7586 337000SH Sole 337000 SCANA CORP
COM 80589m102 6668 215370SH Sole 215370 SENSIENT TECHNOLOGIES CORP COM 81725t100 7352 327200SH Sole 327200 SOUTHWEST AIRLINES
COM 844741108 4701338207.5SH Sole 338207.5 TEXTRON INC COM
COM 883203101 4845 112700SH Sole 112700 TOMMY HILFIGER CORP
COM G8915Z102 3248 467400SH Sole 467400 WEYERHAEUSER CO.
COM 962166104 4964 100880SH Sole 100880 ZIONS BANCORPORATION
COM 989701107 4911 124800SH Sole 124800